Beau Yanoshik

+1.202.373.6133

beau.yanoshik@morganlewis.com

August 24, 2022

VIA EDGAR

Filing Room

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	SPDR® Series Trust (File Nos. 333-57793 and 811-08839)

Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:

On behalf of our client, SPDR® Series Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, Post-Effective Amendment No. 297 to the Trust’s Registration Statement on Form N-1A, together with all exhibits thereto (Amendment No. 299 to the Trust’s Registration Statement under the Investment Company Act of 1940) (the “Amendment”). The purpose of the Amendment is to reflect revised principal investment strategies, and related changes, for the Trust’s SPDR Bloomberg SASB® Corporate Bond ESG Select ETF, SPDR S&P 500® ESG ETF, and SPDR S&P SmallCap 600 ESG ETF.

Please contact me at (202) 373-6133 with your questions or comments.

Sincerely,

/s/ Beau Yanoshik
Beau Yanoshik

DB3/ 204350338.1

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001